Fair value of financial instruments (Details 2) - Level 3 [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ifrs Statement [Line Items]
Balance, beginning of the period	$ 11,991	$ 11,436
Disposal	(715)	(200)
Transfer to Level 1 marketable securities	(2,600)	0
Unrealized exchange (loss) gain	(353)	662
Realized loss on investment portfolio	0	(120)
Unrealized (loss) gain on investment portfolio	(1,839)	213
Balance, end of the period	$ 6,484	$ 11,991